Retrospective Adoption of ASU 2015-03 (Details) - Adjustments for New Accounting Pronouncement [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred financing costs	$ 20.8	$ 15.3
Indianapolis Power And Light Company [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred financing costs	$ 13.9	$ 10.7